5. EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
5. EQUITY

Common Stock

On March 31, 2011, the Company increased the authorized common shares to 500,000,000.

During the three months ended September 30, 2012, the Company received cash of $140,000 for the subscription of 8,730,945 common shares. The Company also received cash of $37,500 in October 2012 for the subscription of 2,062,500 common shares. These shares were recorded as subscription receivables.

During the three months ended September 30, 2012, the Company granted 13,000,000 shares of common stock for services of executives and a consultant. These shares were valued at $260,000 based on the trading price of the stock on the date granted. At September 30, 2012, these shares have not been issued and were recorded as stock payable.

Preferred Stock

On June 14, 2011, the Company authorized 20,000,000 shares of Series A Preferred Stock at $0.0001 par value. The Preferred Stock contains certain rights, preferences, privileges, restrictions and other characteristics. Specifically, the Preferred Stock has 100 votes per share, whereas, each share of Common Stock has 1 vote. Preferred Stock holders may vote with holders of the Company’s Common Stock on all matters which common stockholders may vote.  On June 14, 2011, the Company issued 3,000,000 preferred shares valued at $300 to its former CEO/CFO. In August 2011, the former CEO/CFO returned those shares as a result of his resignation from the Company.  The preferred shares were then cancelled.

Common Stock

On March 31, 2011, the Company increased the authorized common shares to 500,000,000.

Preferred Stock

On June 14, 2011, the Company authorized 20,000,000 shares of Series A Preferred Stock at $0.0001 par value. The Preferred Stock contains certain rights, preferences, privileges, restrictions and other characteristics. Specifically, the Preferred Stock has 100 votes per share, whereas, each share of Common Stock has 1 vote. Preferred Stock holders may vote with holders of the Company’s Common Stock on all matters which common stockholders may vote.  On June 14, 2011, the Company issued 3,000,000 preferred shares valued at $300 to its former CEO/CFO. In August 2011, the former CEO/CFO returned those shares as a result of his resignation from the Company.  The preferred shares were then cancelled.

Year ended June 30, 2012

In the year ended June 30, 2012, the Company issued 55,904,764 common shares for $559,000 in cash.  Within the 55,904,764 shares issued, 7,000,000 shares were issued to an investor with a right to sell the shares back to the Company at an interest rate of 12% after April 11, 2012. On April 12, 2012, the holder waived the right to sell the 7,000,000 shares back.  As consideration, the Company issued the investor warrants to purchase 2,500,000 shares of the Company’s common stock at $0.02 per share. The warrants expire on October 11, 2013 and have a fair value of $66,330 on the grant date. Proceeds of $56,000 from this issuance originally recorded as refundable subscriptions have been reclassified to additional paid-in capital.

In June 2012, the Company received $10,000 for a common stock subscription. Those shares have not been issued and the cash received is recorded under common stock payable as of June 30, 2012.

On September 23, 2011, the Company issued 750,000 shares of common stock valued at $7,500 to settle a payable to purchase equipment valued at $2,000. The Company recorded a $5,500 loss on settlement of accounts payable related to this transaction.

During September 2011, as a result of the resignation of David Janney, former Chief Executive Officer and Chief Financial Officer of the Company, Mr. Janney surrendered 20,000,000 common shares and 3,000,000 preferred shares of the Company. These shares were then cancelled and the Company recorded an adjustment to additional paid-in capital of $2,300. Additional paid-in capital was also increased by $19,327 to write off the accrued compensation payable to Mr. Janney initially recorded in prior periods.

During year ended June 30, 2012, the Company issued 2,200,000 shares of common stock to its director, officer and consultants for services valued at $20,100.

During year ended June 30, 2012, the Company issued 1,000,000 shares of common stock for interest payments on a note held by Mr. Charles Chapman. The shares were valued at $15,000.

On February 26, 2012, the Company issued 2,500,000 shares to David Janney, former officer, pursuant to a settlement agreement. See Note 10.

On March 19, 2012, the Company agreed to issue 500,000 shares to a note holder pursuant to an amendment to a note agreement. See Note 4 (p). The shares were valued at $15,500 based on the grant date market price of the stock. Those shares have not been issued and are recorded under common stock payable as of June 30, 2012.

On October 25, 2011 and November 4, 2011, the Company granted its interim CFO, Mr. Peng Foo and a investor relations consultant, Mr. Jack Chow, 1,000,000 and 3,000,000 shares, respectively. Those shares, valued at $42,700, have not been issued and are recorded as disputed payable as of June 30, 2012.

On May 8, 2012, the Company entered into an employment agreement with Mr. Michael Stallings where the Company agreed to issue 500,000 shares of common stock.  The 500,000 shares of common stock were valued at $12,500 based on the market price of grant date and were recorded as stock payable as of June 30, 2012.

Year ended June 30, 2011

On July 29, 2010, the Company issued 8,300,000 common shares valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed to Gold Exploration LLC towards a $10,000 payment on the promissory note for the Global Mineral Resources Corporation mining claim acquisition note held by Gold Exploration LLC.  This payment of common stock reduced the outstanding balance with Gold Exploration LLC to $97,000 effective September 16, 2010, and the Company recognized a loss on debt conversion of $73,000.

On August 7, 2010, the Company purchased a 160 acre placer mining claim from Global Mineral Resources Corporation.  As partial consideration for the transaction, the Company transferred 41,700,000 restricted common shares valued at $458,700 or $0.011 per share based upon the closing price of the Company’s stock on the date the transaction was executed.

On November 22, 2010, the Company granted 7,220,000 common shares valued at $54,150 (or $0.0075 per share) based on the market price of the Company’s common stock on the date of grant to Summit Technology Corporation, Inc. in satisfaction of outstanding debt. The conversion of debt reduced the corresponding notes payable and accrued interest payable by $28,880, and the Company recognized a loss on debt conversion of $25,270.

On February 7, 2011, the Company granted 5,000,000 common shares valued at $48,387 to Freedom Boat as compensation for modification of their note payable with the company.  This note was discount by $48,387 based on the fair value of common stock issued as part of the note.  As of June 30, 2011, $18,957 of this discount had been amortized over the remaining life of the note.

On February 17, 2011, the Company granted 5,000,000 common shares valued at $62,500 (or $0.0125 per share) based on the market price of the Company’s common stock on the date of grant to Pop Holdings, Inc. in satisfaction of outstanding debt. The conversion of debt reduced the note payable and accrued interest payable by $39,000 and the Company recognized a loss on debt conversion of $23,500.

On May 9, 2011, the Company granted 4,780,000 common shares valued at $42,064 (or $0.0088 per share) based on the market price of the Company’s common stock on the date of grant to Michael Cao in satisfaction of outstanding accounts payable. The share issuance satisfied $14,550 in accounts payables, and the Company recognized a loss on settlement of accounts payable of $27,514.

In the year ended June 30, 2011, the Company issued 34,000,000 common shares at a fair value quoted market price on the date of grant for $175,000 in cash.

In the year ended June 30, 2011, the Company issued 3,777,778 common shares at a fair value quoted market price on the date of grant for $36,372 in the purchase of fixed assets.

In the year ended June 30, 2011, the Company issued 10,800,000 common shares for services at a fair value quoted market price on the date of grant for $88,940 and expensed that as stock issued for services.

In addition to the shares issued for services as noted above, the Company recorded non-cash stock compensation totaling $985,100 for 86,000,000 shares originally thought to have been issued related to conversion of debt.

In October 2011, management learned that the prior CEO/CFO failed to have entity level controls, lacked segregation of duties, among many other internal control deficiencies.  The Company believes that the prior CEO/CFO concealed these matters from the professional advisors until those advisors requested David Janney for additional documentation in which Mr. Janney acknowledged the following to the new Management and independent legal counsel:

a)	December 9, 2010: Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

b)	January 24, 2011; Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

c)	February 16, 2011: Stock Loan Solutions received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

d)	February 22, 2011: Nicolas Sprung of Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

e)	April 18, 2011: Euroline Clearing Corporation received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

f)	April 18, 2011: Enavest International S.A., received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

g)	April 18, 2011: Vanilla Sky, S.A. received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

h)	June 28, 2011: Scott Geisler received 17,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.